General (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands			6 Months Ended
		Jun. 02, 2019 $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 ILS (₪)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2019 ILS (₪) shares	Dec. 31, 2018 ILS (₪) shares
General (Textual)
Total comprehensive loss | ₪				₪ 5,919
Negative cash flows from operating activities | ₪				₪ (13,121)	₪ (11,255)
Accumulated deficit | ₪						₪ (89,975)	₪ (84,056)
Ordinary shares | shares	[1]		224,087,799			224,087,799	130,414,799
Exercise price | $ / shares		$ 0.776
ADS [Member]
General (Textual)
Percentage of salary reductions		40.00%
Aggregate of ordinary shares | shares		650,000
Ordinary shares | shares		13,000,000	20			20
U.S. dollars [Member]
General (Textual)
Total comprehensive loss | $			$ 1,660
Negative cash flows from operating activities | $			(3,680)
Accumulated deficit | $			$ (25,231)

[1]	Net of 2,641,693 treasury shares of the Company held by the Company.